DEFERRED EXPENSES - RIGHT OF USE	12 Months Ended
Dec. 31, 2017
Disclosure of deferred expenses - right of use [Abstract]
DEFERRED EXPENSES - RIGHT OF USE
NOTE 12 – DEFERRED EXPENSES – RIGHT OF USE

New Israeli Shekels in millions
Cost
Balance at January 1, 2015	402
Additional payments in 2015	34
Balance at December 31, 2015	436
Additional payments in 2016	80
Balance at December 31, 2016	516
Additional payments in 2017	113
Balance at December 31, 2017	629

Accumulated amortization and impairment
Balance at January 1, 2015	271
Amortization in 2015	36
Impairment recorded in 2015	76
Balance at December 31, 2015	383
Amortization in 2016	30
Balance at December 31, 2016	413
Amortization in 2017	40
Balance at December 31, 2017	453

Carrying amount, net at December 31, 2015	53

Carrying amount, net at December 31, 2016	103
Current	28
Non-current	75

Carrying amount, net at December 31, 2017	176
Current	43
Non-current	133

See also notes 17(4) and note 2(g).

The amortization and impairment charges are charged to cost of revenues in the statement of income. See also note 13(2) with respect of impairment charges in 2015.